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FREDERICK W. DREHER DIRECT DIAL: 215.979.1234 PERSONAL FAX: 215.979.1213 E-MAIL: fwdreher@duanemorris.com

April 6, 2005

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Penn Engineering & Manufacturing Corp.

Amendment No. 1 to Schedule 14A filed March 24, 2005

File No. 001-05356

Ladies and Gentlemen:

On behalf of Penn Engineering & Manufacturing Corp. (the “Company”), we have today transmitted to the Securities and Exchange Commission for filing via Edgar Amendment No. 2 to the above-captioned preliminary proxy statement on Schedule 14A. Set forth below are the comments contained in your March 30, 2005 letter with respect to Amendment No. 1 to the above-captioned Schedule 14A filing, together with a response to each of those comments. We have, to the extent practical, indicated the page references in the revised preliminary proxy statement where additional disclosure has been added in response to the staff’s comments.

The Merger, page 16

Background of the Merger, page 16

1. We acknowledge your response to prior comment 2. Please disclose why the payments were not approved at the July 30, 2003 and/or April 29, 2004 board meetings. In addition, please disclose the reasons for these payments.

The Company has supplemented the disclosure under “The Merger – Interests of Our Directors and Officers in the Merger – Change of Control Agreements” on pages 63 and 64 in

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Securities and Exchange Commission

April 6, 2005

response to the staff’s comment so that the requested disclosure, which spans multiple dates, appears in a single place. Cross-references have been added under “The Merger – Background of the Merger” on pages 16 and 17 after the reference to the two board meetings. In essence, the payments were not approved at the July 30, 2003 or April 29, 2004 board meetings because the board was not prepared to authorize those commitments absent a clearly viable transaction. The reasons for the payments are now specified.

2. We acknowledge your response to prior comment 8. Please explain the deduction in your earnings forecast. In addition, please reconcile your revised disclosure with your disclosure under Our Recent Earnings Results on page 29.

The Company has revised the disclosure in the relevant paragraph that discusses the reduction in the merger consideration proposed by Tinicum under “The Merger – Background of the Merger” on pages 21 and 22 in response to the staff’s comment to specify the reasons for the reduction in the earnings forecast. The Company has also added language under “The Merger – Reasons for the Merger – Our Recent Earnings Results” on pages 29 and 30 that indicates that the assessment that the current year results were a positive factor was based upon comparisons to actual prior year period results, rather than earlier 2004 projections.

3. Please explain the reasons for the increase in the offer price from $18.50 to $18.75 on November 10, 2004.

The Company has supplemented the disclosure regarding the increase in the offer price under “The Merger – Background of the Merger” on page 21 in response to the staff’s comment to indicate that the increase occurred only after Gleacher’s representatives highlighted financial information for Tinicum that they believed supported a higher price.

4. We note your disclosure in the fourth full paragraph on page 22 regarding the earnings forecast you provided to Tinicum. Please clarify whether you provided Tinicum with projections for the years ended December 31, 2004 through 2009.

The Company has revised the disclosure under “The Merger – Background of the Merger” on pages 21 and 22 in response to the staff’s comment to indicate that the revised earning forecast was for 2004. The Company has also added a cross-reference to “The Merger – Financial Projections,” where a paragraph has been added on page 57 expressly stating that projections for the years ended December 31, 2004 through 2009 were only provided to Houlihan Lokey and Gleacher.

5. Please clarify whether Tinicum was among the 48 potential buyers Gleacher contacted. In addition, please explain why Gleacher contacted Tinicum in October 2004 despite the fact that

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April 6, 2005

Tinicum had not submitted an indication of interest and whether Gleacher contacted other potential buyers at that time.

The Company has supplemented the disclosure under “The Merger – Background of the Merger” on page 17 in response to the staff’s comment to indicate that Tinicum was not on the original list of potential buyers. Disclosure also has been added on page 20 that contact was made with Tinicum and a second potential purchaser after those parties expressed interest in pursuing an acquisition of the Company during the original exclusivity period.

Recommendation by the Special Committee and our Board of Directors, page 25

Negotiations on Merger Agreement, page 26

6. We acknowledge your response to prior comment 13. The disclosure regarding the considerations of the board of directors and special committee are not sufficient. Please revise to explain how these considerations affected the board of directors’ and special committee’s fairness determinations.

The Company has supplemented the disclosure under “The Merger – Reasons for the Merger – Negotiations on Merger Agreement” on pages 26 and 27 in response to the staff’s comment to more specifically tie the negotiations to the belief of the board of directors and the special committee that the terms of the merger agreement were fair and that the Company obtained the highest price per share obtainable from Tinicum on the date of signing.

7. Please identify the members of senior management that negotiated the terms of the merger agreement and clarify the involvement of the special committee. It appears that the special committee did not directly participate in the negotiation of the transaction. Please also clarify this in the Background of the Merger Section.

The Company has supplemented the disclosure under “The Merger – Reasons for the Merger – Negotiations on Merger Agreement” on pages 26 and 27 in response to the staff’s comment to identify the members of senior management that negotiated the terms of the merger agreement and clarify that the special committee and its advisors focused on issues impacting our public stockholders, including issues concerning price, deal protection and solicitation of alternative offers. The Company also has made several conforming changes under “The Merger – Background of the Merger.”

Securities and Exchange Commission

April 6, 2005

Houlihan Lokey’s Fairness Opinion, page 35

8. We note your disclosure in the second sentence of the first full paragraph on page 36. Please revise your disclosure to eliminate the qualification regarding the fact that the opinion was addressed only to the special committee, as security holders are entitled to rely on the opinion.

The Company has eliminated the cited reference under “The Merger – Houlihan Lokey’s Fairness Opinion” in the paragraph on page 36 in response to the staff’s comment.

Gleacher Fairness Opinion, page 45

9. We note your disclosure in the first sentence of the second full paragraph on page 46. Please revise your disclosure to eliminate the qualification regarding the fact that the opinion was addressed only to the board of directors, as security holders are entitled to rely on the opinion.

The Company has eliminated the cited reference under “The Merger – Gleacher’s Fairness Opinion” in the paragraph on page 47 in response to the staff’s comment.

Leveraged Buyout Analysis, page 51

10. We note your disclosure in the last paragraph on page 51 regarding the expected capital structure following the completion of the proposed merger. In this regard, we note that it is expected that employee ownership will represent 5% to 15%. Please advise us as to the expected form of this ownership and how employees will obtain this ownership. For example, will you grant options to employees upon completion of the merger or will employees purchase shares?

At this time, no definitive decisions have been made with respect to the amount of equity based-incentives that will be granted to Company employees or the number and identity of Company employees who will receive such equity-based incentives. Based upon input from Tinicum, the Company anticipates that the decisions relating to the potential grant of equity-based incentives to Company employees will be made after closing of the merger. No equity-based incentives will be granted to any of Messrs. Kenneth A. Swanstrom, Martin Bidart or Mark W. Simon since, as disclosed in the proxy statement, it is expected that they will retire upon consummation of the merger. In addition, to the Company’s knowledge, no decisions have been made at this time with respect to equity-based incentives. Because the granting of equity-based incentives to employees is common, even in a private-company setting, for purposes of the leveraged buy-out analysis of Gleacher, Tinicum advised Gleacher that it could assume that employees would own between approximately 5% and 15% of the Company after closing.

Securities and Exchange Commission

April 6, 2005

Interest of Our Directors and Officers in the Merger, page 59

Stock Option Treatment, page 60

11. We note that Mr. Swanstrom will forfeit certain of his options in connection with the proposed merger. Please disclose this fact and explain the reasons for this forfeiture. In addition, please disclose whether you paid Mr. Swanstrom any consideration in exchange for his forfeiture of these options.

The Company has supplemented the disclosure under “The Merger – Interests of Our Directors and Officers in the Merger – Change of Control Agreements” on page 63 in response to the staff’s comment. In essence, because of an inadvertent error in advising Tinicum of the number of outstanding shares of the Company’s common stock, Mr. Swanstrom offered to partially offset the mistake and therefore not jeopardize the ongoing negotiations with Tinicum. The Company has added a reference that no consideration will be received by Mr. Swanstrom in exchange for the forfeiture of options. The Company has added conforming disclosure under “The Merger – Background of the Merger” on page 23.

Litigation Relation to the Merger, page 64

12. Please update this section for any developments in the litigation associated with our proposed merger. Supplementally furnish to us copies of the complaints identified in this section and any associated motions, answers or other filings made in connection with this litigation. We may have further comment on your disclosure once we have had the opportunity to review these materials.

The Company has updated the disclosure under “The Merger – Litigation Related to the Merger” on page 66 in response to the staff’s comment. In addition to the disclosure, the Company’s litigation counsel has confidentially approached the plaintiffs in the lawsuits about reaching a settlement in the action. No detailed negotiations have yet taken place. The Company will provide you with hard copies of the requested materials relating to the litigation under a separate cover letter.

Voting Agreement, page 86

13. It appears that the option granted to PEM Holding as part of the voting agreement may have the effect of discouraging competing bids. If so, please discuss whether this was considered as part of the determination of fairness.

The Company has clarified that the option provided under the voting agreement could theoretically have the effect of discouraging competing bids under “The Voting Agreement” on page 90 in response to the staff’s comment although the actual circumstances

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April 6, 2005

suggest strongly that any such eventuality is extremely remote. The Company has added a new section under “The Merger – Recommendation by the Special Committee and Our Board of Directors; Reasons for the Merger” on pages 32 and 33 to expressly indicate how this was considered as part of the determination of fairness.

If further information or clarification with respect to the foregoing points is desired, please contact the undersigned at 215-979-1234 or Richard L. Cohen, Esquire at 215-979-1233.

Sincerely,

/s/ Frederick W. Dreher
Frederick W. Dreher

RLC:jms/PH1\1425541.2

cc:	Kenneth A. Swanstrom

Martin Bidart

Mark W. Simon

Richard J. Grossman, Esquire

Richard L. Cohen, Esquire